[redacted]

For Internal Use Only
SEC File No. 91-

05076912

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 9 2005
DIVISION OF MARKET REGULATION

91-628

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC

2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end management investment company.

3. Class of New Derivative Securities Product: Index Fund Shares listed under Amex Rules 1000A et seq.

4. Name of Underlying Instrument: MSCI® US Broad Market Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: The MSCI® US Broad Market Index is broad-based.

PROCESSED
FEB 21 2006
THOMSON
FINANCIAL

6. Ticker Symbol(s) of New Derivative Product: VTI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trade: New York Stock Exchange; American Stock Exchange; Nasdaq Stock Market

8. Settlement Methodology of New Derivative Securities Product: Regular-way trades in Total Stock Market VIPERs on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations of Total Stock Market VIPERs, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the VIPERs prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	Kevin Ireland
Title:	Vice President
Telephone Number:	(212) 306-1844
Manual Signature of Official Responsible for Form:	
Date:	April [illegible], 2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	May 09, 2005

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

Marija Willen
Associate General Counsel
T 212.306.1109
F 212.306.2139
E marija.willen@amex.com

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1000

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

MAY 09 2005

DIVISION OF MARKET REGULATION

April 29, 2005

By Facsimile and Overnight Courier
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form 19b-4(e)

Dear Sir or Madam:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to Vanguard Total Stock Market VIPERs, an exchange-traded class of shares issued by the Vanguard Total Stock Market Index Fund, to record the change in the benchmark index of the Fund. These securities are Index Fund Shares listed pursuant to Amex Rules 1000A *et seq.* and the criteria in Rule 1000A, Commentary .02.

Sincerely,

Attachment

cc: Florence Harmon, Esq.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 09, 2005